NOTE 4 (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Details
Depreciation expense		$ 144	$ 144	$ 1,265
Depreciation Expense	$ 0		$ 0